Business Combination (Tables)	12 Months Ended
Aug. 31, 2018
Schedule of Total Consideration for Acquisition

The Group determined the total consideration for the acquisition of Time Education Group as follows:

RMB
Fair value of 7.41% interests of Education Group as of acquisition date (Note 16)	150,000
Cash paid to the shareholders of Time Education Group by Yang’s Family	47,600
Cash paid to the shareholders of Time Education Group by the Group	7,000

Total amount	204,600
Attributable to cost of services provided by Mr. He as CEO	95,070
Total consideration for the acquisition	109,530

Schedule of Pro forma Information

Pro forma for the year ended August 31, 2016, 2017 and 2018

	2016	2017	2018
Pro forma revenue	1,113,651	1,439,952	1,780,129
Pro forma income from operations	31,967	246,561	303,968
Pro forma net (loss) income attributable to the Group	(30,698)	189,471	266,438

Time Education Group
Schedule of Purchase Price Allocation

The purchase price was allocated as of the date of acquisition as follows:

	RMB	Amortization period
Cash	6,899
Other current assets	10,443
Property and equipment	7,434	3-5 years
Intangible assets
Trademarks and brand names	24,186	10 years
Core curriculum	1,007	10 years
Goodwill	102,332
Other current liabilities	(36,473)
Deferred tax liabilities	(6,298)

Total consideration and value to be allocated to net assets	109,530

Can-achieve Group
Schedule of Purchase Price Allocation

The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

	RMB	Amortization period
Cash	48,294
Other current assets	8,492
Property and equipment	1,422	3-5 years
Intangible asset
Non-compete agreement	17,100	7 years
Other non-current assets	3,150
Goodwill	345,501
Account payables	(18,219)
Other current liabilities	(17,478)
Deferred revenue	(7,814)
Deferred tax liabilities	(2,822)
Non-controlling interests	(113,288)

Total consideration and value to be allocated to net assets	264,338

Xinqiao Group
Schedule of Purchase Price Allocation

The purchase price was allocated as of March 1, 2018, the date of acquisition, as follows:

	RMB	Amortization period
Cash	3,790
Other current assets	5,753
Property and equipment	836	3-5 years
Intangible assets
Brand name	24,000	20 years
Customer relationship	18,000	4 years
Goodwill	119,735
Other current liabilities	(3,544)
Deferred tax liabilities	(10,500)
Deferred revenue	(5,445)
Non-controlling interests	(38,156)

Total consideration and value to be allocated to net assets	114,469